Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ (13,708)	$ (26,413)	$ 18,306
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,209	2,497	2,415
Impairment of intangible assets	0	5,264	0
Impairment of goodwill	0	25,561	0
Write-down of obsolete inventory	3,682	6,433	3,002
Changes in marketable securities and exchange rate differences	(318)	(140)	(20)
Share-Based Payment Arrangement, Noncash Expense	3,166	3,353	3,577
Deferred taxes, net	2,345	(1,885)	1,178
Changes in assets and liabilities:
Accounts receivable - trade	13,257	2,239	3,695
Accounts receivable - other	(1,104)	(138)	396
Change in liability for employees' severance benefits, net	(149)	(395)	149
Inventories	6,580	29,909	(15,289)
Trade accounts payable	2,147	(11,508)	(12,410)
Other accounts payable and accrued expenses	181	(2,852)	(9,089)
Net cash provided by (used in) operating activities	18,288	31,925	(4,090)
Cash flows from investing activities
Purchase of property, plant and equipment	(932)	(1,122)	(2,089)
Investment in intangible assets	(365)	(1,092)	(2,603)
Proceeds from maturity of marketable securities	7,950	4,000	16,029
Purchases of marketable securities	(11,100)	(9,623)	(3,998)
Amortization premium on marketable securities	167	320	934
Net cash provided by (used in) investing activities	(4,280)	(7,517)	8,273
Cash flows from financing activities
Exercise of options and RSUs	0	762	0
Purchase of treasury shares	(9,881)	(9,320)	(3,428)
Proceeds from reissuance of treasury shares upon exercise of options	0	585	2,377
Net cash used in financing activities	(9,881)	(7,973)	(1,051)
Effect of exchange rate changes on cash balances held	184	(197)	(1,683)
Increase in cash and cash equivalents	4,311	16,238	1,449
Cash and cash equivalents at beginning of year	46,972	30,734	29,285
Cash and cash equivalents at end of year	51,283	46,972	30,734
Supplementary cash flow information A. Non-cash transactions:
Additions of right of use assets and lease liabilities	2,148	388	1,433
Termination of lease agreements	0	(620)	0
Investments in property, plant and equipment	332	54	37
Non-cash Transactions Including Investments and right of use assets and lease liabilities	2,480	(178)	1,470
B. Cash paid (received) during the year for:
Income taxes, net	$ 917	$ 601	$ (411)